Debt	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
Debt Instrument [Line Items]
Debt
7. Debt
Total debt of the Company, excluding film related obligations, was as follows:

	June 30, 2024	March 31, 2024
	(Amounts in millions)
Intercompany Revolver	$66.7	$—
Intercompany Note:
LGTV Revolver (1)	585.0	575.0
LGTV Term Loan A (1)	314.4	399.3
LGTV Term Loan B (1)	605.1	819.2

Total corporate debt	1,571.2	1,793.5
Unamortized debt issuance costs	(7.5)	(10.2)

Total debt, net	1,563.7	1,783.3
Less current portion	(716.3)	(860.3)

Non-current portion of debt	$847.4	$923.0

(1)
As of March 31, 2024, amounts reflect the balances outstanding under Lionsgate’s Credit Agreement (including the revolving credit facility, term loan A and term loan B, together referred to as the “Lionsgate Senior Credit Facilities”) prior to the Company’s entry into the Intercompany Note with LGCH described below.

Intercompany Note and Intercompany Revolver
Intercompany Note.
In connection with the Separation and Business Combination, on May 8, 2024, Lions Gate Capital Holdings LLC, a Delaware limited liability company and subsidiary of Lionsgate (“LGCH”), which is not a consolidated subsidiary of Lionsgate Studios, as lender, entered into an intercompany note and assumption agreement (the “Intercompany Note”) with Lions Gate Television Inc., a Delaware corporation and wholly owned consolidated subsidiary of the Company (“LGTV”), as borrower and assuming party.
Pursuant to the Intercompany Note, LGTV is able to borrow up to $1.1 billion from LGCH on a revolving basis (the “LGTV Revolver”). LGTV also assumed balances of $399.3 million in term A loans (“LGTV Term Loan A”) and $819.2 million in term B loans (“LGTV Term Loan B” and together with the LGTV Revolver and the LGTV Term Loan A, the “LGTV Loans”). Assumed balances of the LGTV Term Loan A and LGTV Term Loan B reflected the outstanding balances of Lionsgate’s term loan A and term loan B under the credit and guarantee agreement dated December 8, 2016, as amended (the “Lionsgate Credit Agreement”). The terms of the Intercompany Note provide that the outstanding obligations and debt service requirements (principal and interest payments) of the Company remain substantially similar to the amounts and terms reflected in historical periods prior to the Separation.
Intercompany Revolver
. In addition, in connection with the Separation and Business Combination, on May 13, 2024, LGAC International LLC, a Delaware limited liability company and wholly owned consolidated subsidiary of the Company (“LGAC International”) and Lions Gate Capital Holdings 1, Inc., a Delaware corporation and subsidiary of Lionsgate (“LGCH1”), which is not a consolidated subsidiary of Lionsgate Studios, entered into a revolving credit agreement (the “Intercompany Revolver”), pursuant to which LGAC International and LGCH1 agreed to make revolving loans to each other from time to time, provided that the net amount owing by one party to the other at any particular time may not exceed $150.0 million. Amounts advanced by one party will be used to repay existing indebtedness owing to the other party thereunder, if any, such that at no time will amounts be owing in both directions. The net amount owing under the Intercompany Revolver, at any time, shall bear interest on the outstanding principal amount at a rate equal to adjusted term SOFR plus 1.75%. The Intercompany Revolver will, among other things, terminate in connection with a full separation of the Studio and Starz Businesses.
LGTV Revolver Availability of Funds
 & Commitment Fee.
The Company’s borrowing capacity under the LGTV Revolver is $1.1 billion, and as of June 30, 2024 there was $515.0 million available thereunder. LGTV is required to pay a quarterly commitment fee on the revolving credit facility of 0.250% to 0.375% per annum, depending on Lionsgate’s achievement of certain leverage ratios, as defined in the Lionsgate Credit Agreement.
Maturity Date:

•
LGTV Revolver
 & LGTV Term Loan A:
April 6, 2026. The outstanding amounts may become due on December 23, 2024 (i.e., 91 days prior to March 24, 2025) prior to its maturity on April 6, 2026 in the event that the aggregate principal amount of Lionsgate’s outstanding term loan B in excess of $250 million has not been repaid, refinanced or extended by Lionsgate to have a maturity date on or after July 6, 2026. The Company expects Lionsgate to repay and/or refinance and extend the maturity date of its term loan B prior to December 23, 2024 such that the maturity of the LGTV Revolver and LGTV Term Loan A are not accelerated.

•	LGTV Term Loan B: March 24, 2025.

Interest:

•
LGTV Revolver
 & LGTV Term Loan A:
The LGTV Revolver and LGTV Term Loan A bear interest at a rate per annum equal to SOFR plus 0.10% plus 1.75% margin (or an alternative base rate plus 0.75%), with a SOFR floor of zero. The margin is subject to potential increases of up to 50 basis points (two increases of 25 basis points each) upon certain increases to net first lien leverage ratios, as defined in the Lionsgate Credit Agreement (effective interest rate of 7.18% as of June 30, 2024, before the impact of interest rate swaps, see Note 18 for interest rate swaps).

•
LGTV Term Loan B:
The LGTV Term Loan B bears interest at a rate per annum equal to SOFR plus 0.10% plus 2.25% margin, with a SOFR floor of zero (or an alternative base rate plus 1.25% margin) (effective interest rate of 7.68% as of June 30, 2024, before the impact of interest rate swaps).

Required Principal Payments:

•
LGTV Term Loan A:
Principal payments are required in an amount equal to LGTV’s pro rata share (as determined by LGCH in its reasonable discretion) of the principal payments due and payable under the Lionsgate Credit Agreement. The Lionsgate Credit Agreement requires quarterly principal payments, at quarterly rates of 1.75% and increasing to 2.50% beginning September 30, 2024 through March 31, 2026, with the balance payable at maturity.

•
LGTV Term Loan B:
Principal payments are required in an amount equal to LGTV’s pro rata share (as determined by LGCH in its reasonable discretion) of the principal payments due and payable under the Lionsgate Credit Agreement. The Lionsgate Credit Agreement requires quarterly principal payments, at a quarterly rate of 0.25%, with the balance payable at maturity.

The LGTV Term Loan A and LGTV Term Loan B also require mandatory prepayments in the event LGCH is required to make a mandatory repayment pursuant to the terms of the Lionsgate Credit Agreement. The Lionsgate Credit Agreement requires repayment in connection with certain asset sales, subject to certain significant exceptions. The LGTV Term Loan B is subject to additional mandatory repayment of its pro rata share (as determined by LGCH) from specified percentages of excess cash flow, as defined in the Lionsgate Credit Agreement.
Optional Prepayment:

•	LGTV Revolver LGTV Term Loan A & LGTV Term Loan B: The Company may voluntarily prepay the LGTV Loans at any time without premium or penalty.
Guarantee and Security Matters.
The Company and certain of its subsidiaries continue to be guarantors under the Lionsgate Senior Credit Facilities. The Lionsgate Senior Credit Facilities are secured by a security interest in substantially all of the assets of Lionsgate and the Guarantors (as defined in the Credit Agreement), subject to certain exceptions. The Intercompany Note and the Intercompany Revolver are not secured obligations of the obligors thereunder. In the event the Company and its subsidiaries that are Guarantors cease to be Guarantors under the Lionsgate Senior Credit Facilities, LGCH has the right to cause the Company and such subsidiaries to take actions to become guarantors under the Intercompany Note and provide security over property or assets previously pledged under the Lionsgate Senior Credit Facilities.
Covenants.
The Intercompany Note contains representations and warranties, events of default and affirmative and negative covenants that are customary for similar financings. In addition, the Intercompany Note requires the Company observe and perform each of the covenants set forth in the Lionsgate Credit Agreement which include, among other things and subject to certain significant exceptions, restrictions on the ability to declare or pay dividends, create liens, incur additional indebtedness, make investments, dispose of assets and merge or consolidate with any other person. In addition, a net first lien leverage maintenance covenant and an interest coverage ratio maintenance covenant apply to the Lionsgate Credit Agreement and are tested quarterly by Lionsgate. These covenants and ratios are applicable to and computed for the applicable entities pursuant to the Lionsgate Credit Agreement, which includes Lionsgate subsidiaries which are not part of the Company. As of June 30, 2024, the Company and Lionsgate were in compliance with all applicable covenants.
Sale Transaction or Change of Control.
LGTV is required to prepay the LGTV Loans immediately prior to or simultaneously with the closing of any Sale Transaction or Change of Control, as defined in the Intercompany Note.
Lionsgate Exchange Notes and Existing Notes:
On May 8, 2024, LGCH1, an indirect, wholly-owned subsidiary of Lionsgate, which is not a consolidated subsidiary of Lionsgate Studios, issued $389.9 million aggregate principal amount of 5.5% senior notes due 2029 (the “Exchange Notes”) in exchange for an equivalent amount of Lionsgate’s existing 5.5% senior notes due 2029 (the “Existing Notes”). The Exchange Notes initially bear interest at 5.5% annually and mature April 15, 2029, with the interest rate increasing to 6.0% and the maturity date extending to April 15, 2030 effective upon Lionsgate’s completion of the separation of the Starz Business from the Studio Business. Lionsgate may redeem the Exchange Notes, in whole at any time, or in part from time to time, prior to or on and after the Separation Closing Date, as defined in the indenture governing the Exchange Notes, at certain specified redemption prices set forth in the indenture governing the Exchange Notes, plus accrued and unpaid interest, if any, to, but not including, the redemption date.
The Exchange Notes and Existing Notes and related interest expense are not reflected in the Company’s unaudited condensed consolidated financial statements. The Company and certain of its subsidiaries are guarantors under the Exchange Notes and the Existing Notes. Upon completion of the separation of the Starz Business from the Studio Business, the Exchange Notes will become obligations of the Company and will be reflected in the Company’s financial statements at that time.
The outstanding principal balance of the Exchange Notes and Existing Notes totaled $715.0 million at June 30, 2024 and March 31, 2024.
As of June 30, 2024, Lionsgate was in compliance with all applicable covenants with respect to the Exchange Notes and the Existing Notes.
Debt Transactions
LGTV Term Loan A and LGTV Term Loan B Prepayment.
In the quarter ended June 30, 2024, the Company used the proceeds from the Business Combination to prepay $84.9 million principal amount of the LGTV Term Loan A and $214.1 million of the LGTV Term Loan B, together with accrued and unpaid interest thereon.

Loss on Extinguishment of Debt
During the three months ended June 30, 2024 and 2023, the Company recorded a loss on extinguishment of debt related to the transactions described above as summarized in the table below.

	Three Months Ended June 30,
	2024	2023
	(Amounts in millions)
Loss on Extinguishment of Debt:
Term Loan A and Term Loan B repayment (1)	$(1.0)	$—

(1)	See LGTV Term Loan A and LGTV Term Loan B Prepayment above.

7. Debt
Total debt of the Company, excluding film related obligations, was as follows:

	March 31, 2024	March 31, 2023
	(Amounts in millions)
Senior Credit Facilities:
Revolving Credit Facility	$575.0	$—
Term Loan A	399.3	428.2
Term Loan B	819.2	831.7

Total corporate debt	1,793.5	1,259.9
Unamortized debt issuance costs	(10.2)	(16.3)

Total debt, net	1,783.3	1,243.6
Less current portion	(860.3)	(41.4)

Non-current portion of debt	$923.0	$1,202.2

The following table sets forth future annual contractual principal payment commitments of debt as of March 31, 2024:

	Maturity Date	Year Ending March 31,
Debt Type		2025	2026	2027	2028	2029	Thereafter	Total
	(Amounts in millions)
Revolving Credit Facility	April 2026	$—	$—	$575.0	$—	$—	$—	$575.0
Term Loan A	April 2026	41.1	44.5	313.7	—	—	—	399.3
Term Loan B	March 2025	819.2	—	—	—	—	—	819.2

		$860.3	$44.5	$888.7	$—	$—	$—	$1,793.5

Less aggregate unamortized debt issuance costs								(10.2)

								$1,783.3

Senior Credit Facilities (Revolving Credit Facility, Term Loan A and Term Loan B)
Revolving Credit Facility Availability of Funds
 & Commitment Fee.
The revolving credit facility provides for borrowings and letters of credit up to an aggregate of $1.25 billion, and at March 31, 2024 there was $675.0 million available. There were no letters of credit outstanding at March 31, 2024. However, borrowing levels are subject to certain financial covenants as discussed below. The Company is required to pay a quarterly commitment fee on the revolving credit facility of 0.250% to 0.375% per annum, depending on the achievement of certain leverage ratios, as defined in the credit and guarantee agreement dated December 8, 2016, as amended (the “Credit Agreement”), on the total revolving credit facility of $1.25 billion less the amount drawn.
Maturity Date:

•
Revolving Credit Facility
 & Term Loan A:
April 6, 2026. The outstanding amounts may become due on December 23, 2024 (i.e., 91 days prior to March 24, 2025) prior to its maturity on April 6, 2026 in the event that the aggregate principal amount of outstanding Term Loan B in excess of $250 million has not been repaid, refinanced or extended to have a maturity date on or after July 6, 2026. The Company expects to refinance and extend the maturity date of the Term Loan B prior to December 23, 2024 such that the maturity of the revolving credit facility and Term Loan A are not accelerated.

•	Term Loan B: March 24, 2025.
Interest:

•
Revolving Credit Facility
 & Term Loan A:
As amended on June 14, 2023, the Revolving Credit Facility and Term Loan A bear interest at a rate per annum equal to SOFR plus 0.10% plus 1.75% margin (or an alternative base rate plus 0.75%) margin, with a SOFR floor of zero. The margin is subject to potential increases of up to 50 basis points (two (2) increases of 25 basis points each) upon certain increases to net first lien leverage ratios, as defined in the Credit Agreement (effective interest rate of 7.17% as of March 31, 2024, before the impact of interest rate swaps).

•
Term Loan B:
As amended on June 14, 2023, the term loan B facility due March 2025 (the “Term Loan B”) bears interest at a rate per annum equal to SOFR plus 0.10% plus 2.25% margin, with a SOFR floor of zero (or an alternative base rate plus 1.25% margin) (effective interest rate of 7.67% as of March 31, 2024, before the impact of interest rate swaps).

Required Principal Payments:

•
Term Loan A:
Quarterly principal payments, at quarterly rates of 1.25% beginning September 30, 2022, 1.75% beginning September 30, 2023, and 2.50% beginning September 30, 2024 through March 31, 2026, with the balance payable at maturity.

•	Term Loan B: Quarterly principal payments, at a quarterly rate of 0.25%, with the balance payable at maturity.
The Term Loan A and Term Loan B also require mandatory prepayments in connection with certain asset sales, subject to certain significant exceptions, and the Term Loan B is subject to additional mandatory repayment from specified percentages of excess cash flow, as defined in the Credit Agreement.
Optional Prepayment:

•	Revolving Credit Facility, Term Loan A & Term Loan B: The Company may voluntarily prepay the Revolving Credit Facility, Term Loan A and Term Loan B at any time without premium or penalty.
Security.
The Senior Credit Facilities are guaranteed by the guarantors named in the Credit Agreement (including entities of Lionsgate that are not part of the Company) and are secured by a security interest in substantially all of the assets of Lionsgate and the Guarantors (as defined in the Credit Agreement), subject to certain exceptions.

Covenants.
The Senior Credit Facilities contain representations and warranties, events of default and affirmative and negative covenants that are customary for similar financings and which include, among other things and subject to certain significant exceptions, restrictions on the ability to declare or pay dividends, create liens, incur additional indebtedness, make investments, dispose of assets and merge or consolidate with any other person. In addition, a net first lien leverage maintenance covenant and an interest coverage ratio maintenance covenant apply to the Revolving Credit Facility and the Term Loan A and are tested quarterly. These covenants and ratios are applicable to and computed for the applicable entities pursuant to the agreement which includes Lionsgate subsidiaries which are not part of the Company. As of March 31, 2024, Lionsgate was in compliance with all applicable covenants.
Change in Control.
The Company may also be subject to an event of default upon a change of control (as defined in the Credit Agreement) which, among other things, includes a person or group acquiring ownership or control in excess of 50% of existing Lionsgate common stock.
Lionsgate Senior Notes
As discussed in Note 1, the Senior Notes of Lionsgate are not reflected in the Studio Business combined financial statements. The Studio Business remains a guarantor under the Senior Notes indenture agreement. The outstanding principal balance of the Senior Notes was $715.0 million and $800.0 million at March 31, 2024 and 2023, respectively, with a maturity date of April 15, 2029. The Studio Business guarantee would be applicable if an event of default were to occur by Lionsgate. As of March 31, 2024, Lionsgate was in compliance with all applicable covenants with respect to the Senior Notes and no events of default had occurred.
See Note 21 for the Lionsgate Senior Notes exchanged in May 2024.
Debt Transactions
Term Loan A Prepayment
. In April 2022, the Company voluntarily prepaid the entire outstanding principal amount of the Term Loan A due March 22, 2023 of $193.6 million, together with accrued and unpaid interest.
Credit Agreement Amendment.
On April 6, 2021, the Company amended its Credit Agreement to, among other things, extend the maturity (the “Extension”) of a portion of its revolving credit commitments, amounting to $1.25 billion, and a portion of its outstanding term A loans, amounting to $444.9 million to April 6, 2026, and make certain other changes to the covenants and other provisions therein. After giving effect to the Extension, $250.0 million of the prior revolving credit commitments and $215.1 million of term A loans remained outstanding with a maturity of March 22, 2023. The revolving credit commitments due in March of 2023 were terminated in November 2021 and the term A loans due in March of 2023 were repaid in full in April 2022 (see Term Loan A Prepayment discussion above).
See the
Accounting for the Credit Agreement Amendment
section further below.
Term Loan B Repurchases.
During the year ended March 31, 2022, the Company completed a series of repurchases of the Term Loan B and, in aggregate, paid $95.3 million to repurchase $96.0 million principal amount of the Term Loan B.

Loss on Extinguishment of Debt
During the fiscal years ended March 31, 2024, 2023, and 2022, the Company recorded a loss on extinguishment of debt related to the transactions described above as summarized in the table below.

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)
Loss on Extinguishment of Debt:
Production loan prepayment (1)	$(1.3)	$—	$—
Term Loan A prepayment	—	(1.3)	—
Credit Agreement amendment (Revolving Credit Facility and Term Loan A) (2)	—	—	(1.7)
Termination of a portion of Revolving Credit Facility commitments	—	—	(1.1)
Term Loan B repurchases and other	—	—	(0.6)

	$(1.3)	$(1.3)	$(3.4)

(1)	Represents issuance costs written off in connection with the early prepayment of certain production loans (see Note 8).
(2)	See Accounting for the Credit Agreement Amendment section below.
Accounting for the Credit Agreement Amendment in Fiscal 2022:
Revolving Credit Facility Credit Agreement Amendment on April 6, 2021.

•
Unamortized debt issuance costs:
Where the borrowing capacity (measured as the amount available under the revolving credit facility multiplied by the remaining term) was less than it was prior to the amendment measured on a creditor-by-creditor
basis, the unamortized debt issuance costs were written off as a loss on extinguishment of debt in proportion to the decrease in borrowing capacity.

•
Fees paid to creditors and third-party costs:
All fees paid to creditors or third parties (i.e., new debt issuance costs) are being amortized over the term of the Revolving Credit Facility due in 2026.

Term Loan A Credit Agreement Amendment on April
 6, 2021.
With respect to substantially all creditors participating in the Term Loan A, the amendment of the credit agreement was considered a modification of terms since the present value of the cash flows after the amendment differed by less than a 10% change from the present value of the cash flows on a creditor-by-creditor
basis prior to the amendment. Where the cash flows differed by more than 10% on a creditor by creditor basis, that portion was considered a debt extinguishment. For new participating creditors, their portion of the debt was treated as new issuances to new creditors. Accordingly, the associated costs were accounted for as follows:

•
Unamortized debt issuance costs, third-party costs and fees paid to creditors:
To the extent the refinancing was considered a modification of terms, the unamortized debt issuance costs and fees paid to creditors were recorded as a reduction of the applicable debt outstanding, and are being amortized over the applicable term of the debt and the third-party costs were expensed as a loss on extinguishment of debt. To the extent the refinancing was considered an extinguishment, the unamortized debt issuance costs and fees paid to creditors were expensed as a loss on extinguishment of debt, and the third-party costs were recorded as a reduction of the applicable debt outstanding and are being amortized over the applicable term of the debt. To the extent there was a reduction of the outstanding balance on a creditor-by-creditor
basis (i.e., a partial prepayment of debt), previously incurred unamortized debt issuance costs and fees were expensed as a loss on extinguishment of debt on the combined statement of operations.

For all of the above transactions, debt issuance costs recorded as a reduction of outstanding debt are amortized using the effective interest method.

The following table summarizes the accounting for the Credit Agreement Amendment on April 6, 2021, as described above:

	Year Ended March 31, 2022
	Loss on Extinguishment of Debt	Recorded as a Reduction of Outstanding Debt Balances & Amortized Over Life of New Issuances	Total
	(Amounts in millions)
Credit Agreement amendment (Revolving Credit Facility and Term Loan A):
New debt issuance costs and call premiums	$0.6	$5.6	$6.2
Previously incurred debt issuance costs	1.1	18.4	19.5

	$1.7	$24.0	$25.7

Starz Business of Lions Gate Entertainment Corp
Debt Instrument [Line Items]
Debt
4. Debt
As discussed in Note 1, the Starz Business is the primary borrower of Lionsgate’s 5.5% Senior Notes. Total debt of the Starz Business, excluding film related obligations, was as follows:

	June 30, 2024	March 31, 2024
	(Amounts in millions)
Corporate debt:
5.5% Senior Notes (1)	$715.0	$715.0
Unamortized debt issuance costs	(17.6)	(18.4)

Total debt, net (non-current)	$697.4	$696.6

(1)	Amounts as of June 30, 2024 includes $389.9 million of Exchange Notes and $325.1 million of 5.5% Senior Notes not exchanged as discussed below.
5.5% Senior Notes
Interest:
Bears interest at 5.5% annually (payable semi-annually in arrears on April 15 and October 15 of each year, commencing on October 15, 2021). See
Changes Upon Completion of the Transactions
below for further information.
Maturity Date:
April 15, 2029. See
Changes Upon Completion of the Transactions
below for further information.
Optional Redemption:
On or after April 15, 2024, the Starz Business may redeem the 5.5% Senior Notes in whole at any time, or in part from time to time, at certain specified redemption prices, plus accrued and unpaid interest, if any, to, but not including, the redemption date. Such redemption prices are as follows (as a percentage of the principal amount redeemed): (i) on or after April 15, 2024 -102.750%; (ii) on or after April 15,
2025 - 101.375%;
and (iii) on or after April 15, 2026 - 100%. See
Changes Upon Completion of the Transactions
below for further information.
Security.
The 5.5% Senior Notes are unsubordinated, unsecured obligations of the Starz Business.
The Starz Business and other subsidiaries of Lionsgate, which are not included in these condensed combined financial statements, are guarantors under the 5.5% Senior Notes. As described below, upon completion of the Transactions, the Exchange Notes will become obligations solely of LG Studios Business and will not be reflected in the Starz Business’s financial statements at that time.

Covenants.
The 5.5% Senior Notes were amended in connection with the Exchange Transaction to remove certain covenants. As of June 30, 2024, Lionsgate was in compliance with all applicable covenants.
Changes Upon Completion of the Transactions.
As described below in the
5.5% Senior Notes Exchange
disclosure, effective upon completion of the Transactions, among other changes, the Exchange Notes will transfer to the LG Studios Business and will no longer be obligations of the Starz Business and will no longer be guaranteed by certain entities within the Starz Business. In addition, the interest rate will increase to 6.0% and the maturity date will extend to April 15, 2030.
Lionsgate Revolving Credit Facility
Following the Studio Separation, $150.0 million of Lionsgate’s revolving credit facility, which provides for borrowings and letters of credit up to an aggregate of $1.25 billion, is available to the Starz Business. At June 30, 2024 there was $150.0 million available. There were no letters of credit outstanding at June 30, 2024. Aggregate borrowing levels are subject to certain financial covenants as discussed below. The Starz Business is required to pay a quarterly commitment fee on the revolving credit facility of 0.250% to 0.375% per annum, depending on the achievement of certain leverage ratios, as defined in the credit and guarantee agreement dated December 8, 2016, as amended (the “Lionsgate Credit Agreement”), on the total revolving credit facility of $1.25 billion less the amount drawn.
Maturity Date:
April 6, 2026. The outstanding amounts may become due on December 23, 2024 (i.e., 91 days prior to March 24, 2025) prior to its maturity on April 6, 2026 in the event that the aggregate principal amount of Lionsgate outstanding Term Loan B in excess of $250 million has not been repaid, refinanced or extended to have a maturity date on or after July 6, 2026. Lionsgate expects to refinance and extend the maturity date of the Term Loan B prior to December 23, 2024 such that the maturity of the revolving credit facility are not accelerated.
Interest:
The Lionsgate Revolving Credit Facility bears interest at a rate per annum equal to SOFR plus 0.10% plus 1.75% margin (or an alternative base rate plus 0.75%) margin, with a SOFR floor of zero. The margin is subject to potential increases of up to 50 basis points (two (2) increases of 25 basis points each) upon certain increases to net first lien leverage ratios, as defined in the Credit Agreement.
Optional Prepayment:
The Starz Business may voluntarily prepay the Lionsgate Revolving Credit Facility at any time without premium or penalty.
Security.
The Lionsgate Revolving Credit Facility is guaranteed by the guarantors named in the Lionsgate Credit Agreement (including entities of Lionsgate that are not part of the Starz Business) and are secured by a security interest in substantially all of the assets of Lionsgate, including the Starz Business and the Guarantors (as defined in the Credit Agreement), subject to certain exceptions.
Covenants.
The Lionsgate Credit Agreement contain representations and warranties, events of default and affirmative and negative covenants that are customary for similar financings and which include, among other things and subject to certain significant exceptions, restrictions on the ability to declare or pay dividends, create liens, incur additional indebtedness, make investments, dispose of assets and merge or consolidate with any other person. In addition, a net first lien leverage maintenance covenant and an interest coverage ratio maintenance covenant apply to the Lionsgate Revolving Credit Facility and is tested quarterly. These covenants and ratios are applicable to and computed for the applicable entities pursuant to the agreement which includes Lionsgate subsidiaries which are not part of the Starz Business. As of June 30, 2024, Lionsgate was in compliance with all applicable covenants.

Change in Control.
The Starz Business may also be subject to an event of default upon a change of control (as defined in the Credit Agreement) which, among other things, includes a person or group acquiring ownership or control in excess of 50% of existing Lionsgate common stock.
Debt Transaction
s:
5.5% Senior Notes Exchange.
As discussed above, on May 8, 2024, the Starz Business issued $389.9 million aggregate principal amount of Exchange Notes in exchange for an equivalent amount of the existing 5.5% Senior Notes.
Senior Notes Repurchases
. In the three months ended June 30, 2023, the Starz Business repurchased $85.0 million principal amount of the 5.5% Senior Notes for $61.4 million, together with accrued and unpaid interest.
Gain (Loss) on Extinguishment of Debt
During the three months ended June 30, 2024 and 2023, the Starz Business recorded a gain (loss) on extinguishment of debt related to the transactions described above as summarized in the table below:

	Three Months Ended June 30,
	2024	2023
	(Amounts in millions)
Gain (loss) on extinguishment of debt:
5.5% Senior Notes exchange and repurchases (1)	$(4.9)	$21.2

(1)
The
5.5% Senior Notes Exchange was considered a modification of terms since the present value of the cash flows after the amendment differed by less than a 10% change from the present value of the cash flows on a creditor-by-creditor
basis prior to the amendment. Accordingly, the unamortized debt issuance costs are being amortized over the applicable term of the debt and the third-party costs of $4.9 million were expensed as a loss on extinguishment of debt.

6. Debt
As discussed in Note 1, the Starz Business is the primary borrower of Lionsgate’s 5.5% Senior Notes. Total debt of the Starz Business, excluding film related obligations
, was as follows:

	March 31, 2024	March 31, 2023
	(Amounts in millions)
Corporate debt:
5.5% Senior Notes	$715.0	$800.0
Unamortized debt issuance costs	(18.4)	(24.0)

Total debt, net (non-current)	$696.6	$776.0

The following table sets forth future annual contractual principal payment commitments of debt as of March 31, 2024:

		Year Ending March 31,
Debt Type	Maturity Date	2025	2026	2027	2028	2029	Thereafter	Total
		(Amounts in millions)
5.5% Senior Notes	April 2029	$—	$—	$—	$—	$—	$715.0	$715.0
Less aggregate unamortized debt issuance costs								(18.4)

								$696.6

5.5% Senior Notes
Interest:
Bears interest at 5.5% annually (payable semi-annually in arrears on April 15 and October 15 of each year, commencing on October 15, 2021).

Maturity Date:
April 15, 2029.
Optional Redemption:

(i)
Prior to April 15, 2024, the Starz Business may redeem the 5.5% Senior Notes in whole at any time, or in part from time to time, at a price equal to 100% of the principal amount of the notes to be redeemed plus a “make-whole” premium, plus accrued and unpaid interest, if any, to, but not including, the redemption date. The make-whole premium is the greater of (i) 1.0% of the principal amount redeemed and (ii) the excess, if any, of the present value at such redemption date of the redemption price at April 15, 2024 (see redemption prices below) plus interest through April 15, 2024 (discounted to the redemption date at the treasury rate plus 50 basis points) over the principal amount of the notes redeemed on the redemption date.

(ii)
On or after April 15, 2024, the Starz Business may redeem the 5.5% Senior Notes in whole at any time, or in part from time to time, at certain specified redemption prices, plus accrued and unpaid interest, if any, to, but not including, the redemption date. Such redemption prices are as follows (as a percentage of the principal amount redeemed): (i) on or after April 15, 2024 - 102.750%; (ii) on or after April 15, 2025 - 101.375%; and (iii) on or after April 15, 2026 - 100%. In addition, the Starz Business may redeem up to 40% of the aggregate principal amount of the notes at any time and from time to time prior to April 15, 2024 with the net proceeds of certain equity offerings at a price of 105.500% of the aggregate principal amount thereof, plus accrued and unpaid interest, if any, to, but not including, the redemption date.

Security.
The 5.5% Senior Notes are unsubordinated, unsecured obligations of the Starz Business.
Covenants.
The 5.5% Senior Notes contain certain restrictions and covenants that, subject to certain exceptions, limit Lionsgate’s ability to incur additional indebtedness, pay dividends or repurchase Lionsgate’s common shares, make certain loans or investments, and sell or otherwise dispose of certain assets subject to certain conditions, among other limitations. As of March 31, 2024, Lionsgate was in compliance with all applicable covenants.
Change in Control.
The occurrence of a change of control of Lionsgate will be a triggering event requiring the Starz Business to offer to purchase from holders all of the 5.5% Senior Notes, at a price equal to 101% of the principal amount, plus accrued and unpaid interest, if any, to the date of purchase. In addition, certain asset dispositions will be triggering events that may require the Starz Business to use the excess proceeds from such dispositions to make an offer to purchase the 5.5% Senior Notes at 100% of their principal amount, plus accrued and unpaid interest, if any, to the date of purchase.
Debt Transactions
See Note 18 for the 5.5% Senior Notes exchanged in May 2024.
Fiscal 2024:
Senior Notes Repurchases.
In the fiscal year ended March 31, 2024, the Starz Business repurchased $85.0 million principal amount of the
5.5
% Senior Notes for $61.4 million, together with accrued and unpaid interest.

Fiscal 2023:
Senior Notes Repurchases.
In the fiscal year ended March 31, 2023, the Starz Business repurchased $200.0 million principal amount of the
5.5
% Senior Notes for $135.0 million, together with accrued and unpaid interest.
Fiscal 2022:
Senior Notes Redemption and Issuance.
On April 1, 2021, the Starz Business redeemed in full all $518.7 million outstanding principal amount of its 5.875% Senior Notes due November 2024 (“5.875% Senior Notes”) and all $545.6 million outstanding principal amount of its 6.375% Senior Notes due February 2024 (“6.375% Senior Notes”). In connection with the early redemption of the 5.875% Senior Notes and the 6.375% Senior Notes, the Starz Business paid a prepayment premium of $15.2 million and $17.4 million, respectively, plus accrued and unpaid interest to the date of redemption, pursuant to the terms of the indentures governing the 5.875% Senior Notes and the 6.375% Senior Notes, respectively.
In connection with the redemption of the 5.875% Senior Notes and the 6.375% Senior Notes, on April 1, 2021, the Starz Business issued $1.0 billion aggregate principal amount of 5.5% Senior Notes.
See the
Accounting for Fiscal 2022 Senior Notes Redemption and Issuance
section further below for a description of the accounting for these transactions.
Gain (Loss) on Extinguishment of Debt.
During the fiscal years ended March 31, 2024, 2023 and 2022, the Starz Business recorded a gain (loss) on extinguishment of debt related to the transactions described above of $21.2 million, $58.7 million, and ($24.8) million, respectively.
Accounting for Fiscal 2022 Senior Notes Redemption and Issuance
In accounting for the issuance and redemption of the 5.875% and 6.375% Senior Notes on April 1, 2021 as discussed above, a portion of the Senior Notes redemption and issuance was considered a modification of terms with creditors who participated in both the redeemed Senior Notes and Exchange Notes, a portion was considered a debt extinguishment, and a portion represented new issuances to new creditors, and the debt issuance costs were accounted for as follows:

•
Unamortized debt issuance costs:
Previously incurred unamortized debt issuance costs and fees on the redeemed Senior Notes are being amortized over the term of the new Senior Notes, to the extent considered a modification of terms, and expensed as a loss on extinguishment of debt to the extent considered an extinguishment. To the extent there was a reduction of the outstanding balance on a creditor-by-creditor
basis (i.e., a partial prepayment of debt), previously incurred unamortized debt issuance costs and fees were expensed as a loss on extinguishment of debt on the combined statement of operations.

•
Fees paid to creditors:
Fees paid to creditors or call premiums were recorded as a reduction of amounts outstanding under the new Senior Notes and are being amortized over the term of the new Senior Notes, to the extent considered a modification of terms or associated with new issuances to new creditors, and expensed as a loss on extinguishment of debt to the extent considered an extinguishment or a partial prepayment of debt.

•
Third-party costs:
Costs incurred with third parties were recorded as a reduction of amounts outstanding under the new Senior Notes and will be amortized over the term of the new Senior Notes, to the extent considered an extinguishment or associated with new issuances to new creditors, and expensed as a loss on extinguishment of debt to the extent considered a modification of terms.

For all of the above transactions, debt issuance costs recorded as a reduction of outstanding debt are amortized using the effective interest method.
The following table summarizes the accounting for the Senior Notes redemption and issuance transactions, as described above:

	Year Ended March 31, 2022
	Loss on Extinguishment of Debt	Recorded as a Reduction of Outstanding Debt Balances & Amortized Over Life of New Issuances	Total
	(Amounts in millions)
Senior Notes redemption and issuance:
New debt issuance costs and call premiums	$20.7	$25.4	$46.1
Previously incurred debt issuance costs	4.1	12.7	16.8

	$24.8	$38.1	$62.9